Concentration, Geographic&Segment Reporting (Details)	6 Months Ended
	Sep. 30, 2017 Segments Customers	Sep. 30, 2016 Customers
Concentration Geographic and Segment Reporting (Textual)
Number of segments | Segments	1
Revenues [Member]
Concentration Geographic and Segment Reporting (Textual)
Number of customers	3	5
Revenues [Member] | Customer one [Member]
Concentration Geographic and Segment Reporting (Textual)
Concentration Risk, Percentage	13.30%	22.70%
Revenues [Member] | Customer two [Member]
Concentration Geographic and Segment Reporting (Textual)
Concentration Risk, Percentage	11.10%	21.80%
Revenues [Member] | Customer three [Member]
Concentration Geographic and Segment Reporting (Textual)
Concentration Risk, Percentage	11.10%	19.10%
Revenues [Member] | Customer four [Member]
Concentration Geographic and Segment Reporting (Textual)
Concentration Risk, Percentage	10.20%	14.50%
Revenues [Member] | Customer five [Member]
Concentration Geographic and Segment Reporting (Textual)
Concentration Risk, Percentage	13.80%	11.50%
Accounts Receivable [Member]
Concentration Geographic and Segment Reporting (Textual)
Number of customers	5	4
Accounts Receivable [Member] | Customer one [Member]
Concentration Geographic and Segment Reporting (Textual)
Concentration Risk, Percentage	13.00%	30.00%
Accounts Receivable [Member] | Customer two [Member]
Concentration Geographic and Segment Reporting (Textual)
Concentration Risk, Percentage	11.10%	27.00%
Accounts Receivable [Member] | Customer three [Member]
Concentration Geographic and Segment Reporting (Textual)
Concentration Risk, Percentage	11.10%	24.00%
Accounts Receivable [Member] | Customer five [Member]
Concentration Geographic and Segment Reporting (Textual)
Concentration Risk, Percentage		13.10%